Fair Value of Financial Instruments, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	$ 138,303	$ 52,356
Certificates of deposit in financial institutions	2,500	2,360
Securities available for sale	112,322	105,318
Securities held to maturity	10,020	12,033
Loans, net	841,504	766,502
Interest rate swap derivatives	928	465
Accrued interest receivable	3,319	2,564
Financial Liabilities [Abstract]
Deposits	993,739	821,471
Other borrowed funds	27,863	33,991
Subordinated debentures	8,500	8,500
Interest rate swap derivatives	928	465
Accrued interest payable	1,100	1,589
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	138,303	52,356
Certificates of deposit in financial institutions	2,500	2,360
Securities available for sale	112,322	105,318
Securities held to maturity	10,344	12,404
Loans, net	837,387	771,285
Interest rate swap derivatives	928	465
Accrued interest receivable	3,319	2,564
Financial Liabilities [Abstract]
Deposits	995,681	822,544
Other borrowed funds	29,807	34,345
Subordinated debentures	5,556	6,275
Interest rate swap derivatives	928	465
Accrued interest payable	1,100	1,589
Estimated Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	138,303	52,356
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	0	0
Loans, net	0	0
Interest rate swap derivatives	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Deposits	314,777	222,607
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	1	3
Estimated Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	2,500	2,360
Securities available for sale	112,322	105,318
Securities held to maturity	4,989	6,446
Loans, net	0	0
Interest rate swap derivatives	928	465
Accrued interest receivable	283	315
Financial Liabilities [Abstract]
Deposits	680,904	599,937
Other borrowed funds	29,807	34,345
Subordinated debentures	5,556	6,275
Interest rate swap derivatives	928	465
Accrued interest payable	1,099	1,586
Estimated Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Certificates of deposit in financial institutions	0	0
Securities available for sale	0	0
Securities held to maturity	5,355	5,958
Loans, net	837,387	771,285
Interest rate swap derivatives	0	0
Accrued interest receivable	3,036	2,249
Financial Liabilities [Abstract]
Deposits	0	0
Other borrowed funds	0	0
Subordinated debentures	0	0
Interest rate swap derivatives	0	0
Accrued interest payable	$ 0	$ 0